SHARE-BASED COMPENSATION - Schedule of Non-vested Restricted Stock Units Activity (Details) - Restricted share units	6 Months Ended
Jun. 30, 2022 $ / shares shares
2020 Plan
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Numbers of shares, Outstanding | shares	1,481,791
Granted | shares	755,734
Vested | shares	(484,523)
Forfeited | shares	(192,848)
Numbers of shares, Outstanding | shares	1,560,154
Weighted average grant date fair value, Outstanding | $ / shares	$ 17.80
Weighted average grant date fair value, Granted | $ / shares	19.49
Weighted average grant date fair value, Vested | $ / shares	9.20
Weighted average grant date fair value, Forfeited | $ / shares	9.25
Weighted average grant date fair value, Outstanding | $ / shares	$ 13.31
2021 Plan
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Numbers of shares, Outstanding | shares	1,656,253
Granted | shares	821,215
Vested | shares	(602,271)
Forfeited | shares	(192,126)
Numbers of shares, Outstanding | shares	1,683,071
Weighted average grant date fair value, Outstanding | $ / shares	$ 26.45
Weighted average grant date fair value, Granted | $ / shares	26.44
Weighted average grant date fair value, Vested | $ / shares	9.18
Weighted average grant date fair value, Forfeited | $ / shares	9.41
Weighted average grant date fair value, Outstanding | $ / shares	$ 18.67